CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
China Mobile [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	36.00%	62.00%	72.00%
Entity Wide Accounts Receivable Major Customer Percentage	52.00%	75.00%
China Mobile [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	8.00%	25.00%	32.00%
China Mobile [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	28.00%	37.00%	40.00%
China Unicom [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	7.00%	7.00%	8.00%
Entity Wide Accounts Receivable Major Customer Percentage	7.00%	1.00%
China Unicom [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	0.00%	0.00%	0.00%
China Unicom [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	7.00%	7.00%	8.00%
China Telecom [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	6.00%	5.00%	6.00%
Entity Wide Accounts Receivable Major Customer Percentage	15.00%	9.00%
China Telecom [Member] | Mobile Games [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	0.00%	0.00%	0.00%
China Telecom [Member] | WVAS [Member]
Revenue, Major Customer [Line Items]
Percentage of gross revenue from customer	6.00%	5.00%	6.00%